CONDENSED CONSOLIDATED STATEMENT OF OPERATIONS UNAUDITED - USD ($)	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Income Statement [Abstract]
REVENUES	$ 18,518	$ 141,018
COST OF REVENUES	10,771	103,917
GROSS PROFIT (LOSS)	7,747	37,101
OPERATING EXPENSES:
Selling, general and administrative	127,131	144,825
Salaries, wages and payroll taxes	226,251	237,005
Professional fees	30,904	47,273
Depreciation and amortization	12,757	30,011
Bad debt expense	0	0
Impairment expense	0	0
Loss/(Gain) on partial extinguishment of debt	4,234	0
TOTAL OPERATING EXPENSES	401,277	459,114
OPERATING LOSS	(393,530)	(422,013)
OTHER INCOME (EXPENSE):
Interest expense	21,394	(8,001)
Loss on deconsolidation	0	0
Change in fair market of derivative liabilities	126,178	0
Loss on equity investment	0	0
Gain on the forgiveness of debt	0	181,055
Exceptional Costs gain	0	(18,772)
Foreign currency exchange rate variance	0	(2,613)
TOTAL OTHER INCOME (EXPENSE)	147,572	151,669
NET LOSS	(245,958)	(270,344)
Net loss attributable to non-controlling interests	1,193	3,554
Net loss attributable to DarkPulse, Inc.	$ (244,765)	$ (266,790)
Net loss per share - basic	$ (0.00)	$ (0.00)
Net loss per share - diluted	$ (0.00)	$ (0.00)
Weighted average common shares outstanding - basic	93,713,916	56,203,180
Weighted average common shares outstanding - diluted	93,713,916	56,203,180
OTHER COMPREHENSIVE INCOME (LOSS)
Foreign currency translation	$ (772,036)	$ (395,675)
COMPREHENSIVE LOSS	$ (1,017,994)	$ (666,018)